TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE	TRADE ACCOUNTS PAYABLE See accounting policy in Note 26.

	12.31.2025	12.31.2024
Foreign suppliers	493.3	492.5
Domestic suppliers	281.6	190.7
Risk partners	341.9	283.1
	1,116.8	966.3